CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,828)	$ (23,676)	$ (3,913)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	372	572	644
Lease amortization	1,429	1,516	1,946
Net loss (gain) on disposal of assets	(33)		5
Gain on liquidation of a subsidiary	(6)
Reversal of guarantee obligations (ASC 460) reserve upon expiration of statute of limitations	(42)		(1,182)
Investment impairment		1,029
Gain on reversal of accounts payable			(3,161)
Stock-based compensation expense	504	703	1,399
Allowance for/(recovery of) credit losses	(9,158)	9,441	4,396
Allowance for inventory	4,573	170	1,904
Deferred income taxes	2,052	(1,499)	(465)
Changes in operating assets and liabilities
Accounts receivable	31,336	18,767	(21,561)
Inventories and deferred costs	578	(230)	18,278
Prepaids and other assets	(4,595)	600	(3,625)
Accounts payable	(6,089)	(5,754)	(19,882)
Income taxes payable	2,832	(1,894)	506
Customer advances	(160)	231	(401)
Deferred revenue	(329)	(1,254)	(2,259)
Other liabilities	2,393	(2,122)	3,224
Net cash provided by (used in) investing activities	19,829	(3,400)	(24,147)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(348)	(115)	(507)
Purchase of short-term investments			(41)
Proceeds from sale of short-term investments	2,100	2,095	41
Net cash provided by (used in) investing activities	1,752	1,980	(507)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options			56
Proceeds from short-term borrowing			4,625
Repayment of short-term borrowing			(4,625)
Repurchase of ordinary shares		(374)	(1,049)
Net cash used in financing activities		(374)	(993)
Effect of exchange rate changes on cash and cash equivalents	(3,693)	1,575	554
Net decrease in cash and cash equivalents	17,888	(219)	(25,093)
Cash, cash equivalents and restricted cash at beginning of year	48,388	48,607	73,700
Cash, cash equivalents and restricted cash at end of year	66,276	48,388	48,607
Cash paid:
Interest paid		10	16
Income taxes paid	$ 800	$ 2,100	$ 1,400